GOODWILL	12 Months Ended
Dec. 31, 2015
GOODWILL
GOODWILL

10.  GOODWILL

Goodwill, which is not tax deductible, represents the synergy effects of the business combinations. The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2015 were as follows:

	2014	2015
	RMB	RMB

Balance at beginning of year	972,531,184	1,892,507,708
Acquisition of Qunar (Note 2)	—	42,980,923,491
Acquisition of Travelfusion (Note 2)	—	687,633,024
Acquisition of an offline travel agency in 2014 and measurement period adjustment in 2015 (Note 2)	330,669,958	945,561
Acquisition of a technology company focusing on hotel customer reviews in 2014 and measurement period adjustment in 2015 (Note 2)	366,884,722	(33,564,000)
Acquisition of an online trip package service provider (Note 2)	207,981,890	—
Others	14,439,954	161,995,119

Balance at end of period.	1,892,507,708	45,690,440,903

Goodwill arose from the business combination completed in the years ended December 31, 2015 has been allocated to the single reporting unit of the Group. For the years ended December 31, 2013, 2014 and 2015, the Company did not have goodwill impairment. As of December 31, 2015, there had not been accumulated goodwill impairment provided.